ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Narrative) (Details) - Disposal groups classified as held for sale [member] $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)
Assets and Liabilities Classified As Held For Sale [Line Items]
Ownership and voting Interest	33.00%	67.00%
Consideration receivable	$ 430	$ 430
Consortium
Assets and Liabilities Classified As Held For Sale [Line Items]
Consideration receivable	$ 116	$ 116